Results of operation - Other operating expenses (Details) - EUR (€)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Results of operation
Recoverable cash advances Initial measurement and re-measurement	€ 50,000	€ (100,000)	€ 77,000	€ (253,000)
R&D incentives (Australia)	55,000	136,000	192,000	572,000
Capitalization of R&D incentive	(15,000)	(121,000)	(117,000)	(498,000)
Other income/(expenses)	(3,000)	(93,000)	85,000	(95,000)
Total Other Operating Income/(Expenses)	€ 87,000	€ (178,000)	€ 237,000	€ (274,000)